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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Iron Horse Capital Management, L.P.
Address:          230 Park Avenue, 7th floor
                  New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald J. Cavataio
Title:            Chief Financial Officer
Phone:            (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio                             NEW YORK, NY                               NOVEMBER 14, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    39
                                                           ------------------

Form 13F Information Table Value Total:                              $139,336
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ------------      -------------------------          ------------------

         None.


                                                Iron Horse Capital Management, L.P.
                                                    Form 13F Information Table
                                                 Quarter ended September 30, 2007

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                                      FAIR    SHARES OR
                                            CUSIP     MARKET  PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                   TITLE OF CLASS     NUMBER    VALUE     AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED   NONE
                                                       (IN
                                                    THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
MF GLOBAL LTD                 SHS          G60642108   $2,024   69,800  SH       SOLE                        69,800    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC           COM          035710409   $3,377  212,000  SH       SOLE                        212,000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
ASSISTED LIVING CONCPT NEV N  CL A         04544X102   $2,257  246,900  SH       SOLE                        246,900   0      0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK MELLON CORP  COM          064058100   $6,058  137,235  SH       SOLE                        137,235   0      0
-----------------------------------------------------------------------------------------------------------------------------------
BIOFUEL ENERGY CORP           COM          09064Y109   $1,678  289,868  SH       SOLE                        289,868   0      0
-----------------------------------------------------------------------------------------------------------------------------------
CARPENTER TECHNOLOGY CORP     COM          144285103    $962    7,400   SH       SOLE                         7,400    0      0
-----------------------------------------------------------------------------------------------------------------------------------
DELIA'S INC NEW               COM          246911101   $2,198  467,746  SH       SOLE                        467,746   0      0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             COM          25179M103   $2,954   35,500  SH       SOLE                        35,500    0      0
-----------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HLDGS INC            COM          30225X103   $5,013   62,400  SH       SOLE                        62,400    0      0
-----------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                COM          34354P105   $2,880   37,800  SH       SOLE                        37,800    0      0
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM          38141G104   $3,067   14,150  SH       SOLE                        14,150    0      0
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP     UNIT         385034202    $946   113,800  SH       SOLE                        113,800   0      0
                              10/18/2010
-----------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC            COM          387328107   $5,769  108,800  SH       SOLE                        108,800   0      0
-----------------------------------------------------------------------------------------------------------------------------------
HUNT J B TRANS SVCS INC       COM          445658107   $4,318  164,200  SH       SOLE                        164,200   0      0
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE BROKERS GROUP IN  COM          45841N107   $4,732  180,200  SH       SOLE                        180,200   0      0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP GROUP INC        COM NEW      46059C205   $2,421  201,775  SH       SOLE                        201,775   0      0
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY GRP NE  COM          46145F105   $2,708   63,000  SH       SOLE                        63,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                     COM          47023A101   $2,389  339,850  SH       SOLE                        339,850   0      0
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC         COM          524908100   $6,790  110,000  SH       SOLE                        110,000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA                 INT COM
HLDG CORP                     SER A        53071M104   $5,070  263,900  SH       SOLE                        263,900   0      0
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                                      FAIR    SHARES OR
                                            CUSIP     MARKET  PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                   TITLE OF CLASS     NUMBER    VALUE     AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED   NONE
                                                       (IN
                                                    THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM          55616P104   $6,228  192,700  SH       SOLE                        192,700   0      0
-----------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC         COM          611742107   $4,875  143,134  SH       SOLE                        143,134   0      0
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ STK MKT INC            COM          631103108   $2,125   56,386  SH       SOLE                        56,386    0      0
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP         COM          655844108   $4,942   95,200  SH       SOLE                        95,200    0      0
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC       COM          684010101   $2,632  100,690  SH       SOLE                        100,690   0      0
-----------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP            COM          688239201   $10,603 171,097  SH       SOLE                        171,097   0      0
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP           COM          704549104   $3,169   66,200  SH       SOLE                        66,200    0      0
-----------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COM          716495106   $2,916  177,576  SH       SOLE                        177,576   0      0
-----------------------------------------------------------------------------------------------------------------------------------
RTI INTL METALS INC           COM          74973W107   $3,939   49,700  SH       SOLE                        49,700    0      0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P
                              HOMEBUILD    78464A888   $2,780  129,900  SH       SOLE                        129,900   0      0
-----------------------------------------------------------------------------------------------------------------------------------
SMART BALANCE INC             COM          83169Y108   $3,928  318,280  SH       SOLE                        318,280   0      0
-----------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC                 CL A         858155203   $2,661  148,000  SH       SOLE                        148,000   0      0
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COM          868536103   $3,675   94,200  SH       SOLE                        94,200    0      0
-----------------------------------------------------------------------------------------------------------------------------------
TAILWIND FINL INC             UNIT         874023203    $282    34,000  SH       SOLE                        34,000    0      0
                              99/99/9999
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COM          882491103   $1,680   21,400  SH       SOLE                        21,400    0      0
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC         CL A         88732J108   $7,275  221,800  SH       SOLE                        221,800   0      0
-----------------------------------------------------------------------------------------------------------------------------------
UNITED INDL CORP              COM          910671106   $2,837   37,700  SH       SOLE                        37,700    0      0
-----------------------------------------------------------------------------------------------------------------------------------
VANTAGE ENERGY SERVICES INC   UNIT         92209F201    $359    41,500  SH       SOLE                        41,500    0      0
                              99/99/9999
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                 COM          959802109   $4,819  229,800  SH       SOLE                        229,800   0      0
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                              $139,336
(in thousands)

